SCHEDULE OF INVESTMENTS

Delaware Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Denmark

Health Care – 3.0%
Novo Nordisk A/S, Class B	154	$17,318

Total Denmark - 3.0%		$17,318

France

Communication Services – 3.3%
Orange S.A.	1,241	13,296
Publicis Groupe S.A.	85	5,717
		19,013

Consumer Discretionary – 2.5%
Sodexo S.A.	164	14,379

Consumer Staples – 3.3%
Danone S.A.	307	19,057

Health Care – 0.4%
Sanofi-Aventis	26	2,580

Industrials – 0.0%
Schneider Electric S.A.	—*	59

Materials – 3.8%
L Air Liquide S.A.	125	21,737

Total France - 13.3%		$76,825

Germany

Communication Services – 0.0%
Deutsche Telekom AG, Registered Shares	3	57

Consumer Discretionary – 3.0%
adidas AG	59	17,120

Health Care – 3.5%
Fresenius Medical Care AG & Co. KGaA	309	20,105

Industrials – 1.5%
Knorr-Bremse AG	87	8,601
Siemens AG	—*	43
		8,644

Information Technology – 3.1%
SAP AG	125	17,742

Utilities – 0.5%
RWE Aktiengesellschaft	70	2,866

Total Germany - 11.6%		$66,534

Ireland

Materials – 0.0%
CRH plc	1	43

Total Ireland - 0.0%		$43

Japan

Consumer Staples – 6.8%
Asahi Breweries Ltd.(A)	222	8,634
Kao Corp.(A)	233	12,219
Kirin Brewery Co. Ltd.(A)	3	55
Lawson, Inc.	134	6,349
Seven & i Holdings Co. Ltd.	270	11,868
		39,125

Financials – 0.0%
ORIX Corp.	2	49
Tokio Marine Holdings, Inc.	1	44
		93

Industrials – 0.0%
ITOCHU Corp.	1	37

Total Japan - 6.8%		$39,255

Netherlands

Consumer Staples – 3.4%
Koninklijke Ahold Delhaize N.V.	566	19,420

Total Netherlands - 3.4%		$19,420

Spain

Information Technology – 3.9%
Amadeus IT Holding S.A.	334	22,621

Total Spain - 3.9%		$22,621

Sweden

Consumer Discretionary – 1.5%
H & M Hennes & Mauritz AB	455	8,934

Consumer Staples – 2.4%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	418	13,641

Energy – 0.0%
Lundin Energy AB	1	52

Industrials – 2.3%
Securitas AB, Class B	942	12,952

Total Sweden - 6.2%		$35,579

Switzerland

Consumer Discretionary – 2.7%
Swatch Group Ltd. (The), Bearer Shares	51	15,440

Consumer Staples – 4.3%
Nestle S.A., Registered Shares	177	24,657

Financials – 0.0%
Zurich Financial Services, Registered Shares	—*	44

Health Care – 2.8%
Roche Holdings AG, Genusscheine	39	16,271

Total Switzerland - 9.8%		$56,412

United Kingdom

Consumer Staples – 4.2%
Diageo plc	446	24,367
Unilever plc	1	43
		24,410

Financials – 0.1%
3i Group plc	3	60

Health Care – 3.2%
AstraZeneca plc	23	2,677
Smith & Nephew plc	872	15,261
		17,938

Industrials – 0.2%
Intertek Group plc	16	1,211

Materials – 0.0%
Anglo American plc	1	59

Total United Kingdom - 7.7%		$43,678

United States

Consumer Discretionary – 0.0%
V.F. Corp.	1	56

Consumer Staples – 17.9%
Clorox Co. (The)	68	11,796
ConAgra Foods, Inc.	388	13,255
General Mills, Inc.	249	16,762
Ingredion, Inc.	164	15,817
Kimberly-Clark Corp.	140	20,007
Lamb Weston Holdings, Inc.	399	25,296
Procter & Gamble Co. (The)	—*	57
		102,990

Health Care – 10.3%
CVS Caremark Corp.	1	58
Henry Schein, Inc.(B)	233	18,061
Merck & Co., Inc.	242	18,543
Pfizer, Inc.	387	22,878
		59,540

Industrials – 3.6%
3M Co.	81	14,413
Parker Hannifin Corp.	20	6,343
Raytheon Technologies Corp.	1	69
		20,825

Information Technology – 0.0%
Cisco Systems, Inc.	1	57

Materials – 0.0%
Eastman Chemical Co.	—*	58

Utilities – 0.0%
Exelon Corp.	1	61
Public Service Enterprise Group, Inc.	1	58
		119

Total United States - 31.8%		$183,645

TOTAL COMMON STOCKS – 97.5%		$561,330
(Cost: $534,302)

INVESTMENT FUNDS

United States – 1.5%
iShares ESG Aware MSCI EAFE ETF	25	2,008
Vanguard FTSE Developed Markets ETF	40	2,063
Vanguard S&P 500 ETF	11	4,693
		8,764

TOTAL INVESTMENT FUNDS – 1.5%		$8,764
(Cost: $8,849)

SHORT-TERM SECURITIES

Money Market Funds(C) – 3.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	4,509	4,509

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares(C) 0.010%(D)	15,458	15,458
		19,967

TOTAL SHORT-TERM SECURITIES – 3.5%		$19,967
(Cost: $19,967)

TOTAL INVESTMENT SECURITIES – 102.5%		$590,061
(Cost: $563,118)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.5)%		(14,347)

NET ASSETS – 100.0%		$575,714

Notes to Schedule of Investments

* Not	shown due to rounding.
(A)	All or a portion of securities with an aggregate value of $14,597 are on loan.
(B)	No dividends were paid during the preceding 12 months.
(C)	Rate shown is the annualized 7-day yield at December 31, 2021.
(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$19,013	$57	$—
Consumer Discretionary	14,435	41,494	—
Consumer Staples	165,877	77,423	—
Energy	—	52	—
Financials	60	137	—
Health Care	80,058	53,694	—
Industrials	22,095	21,633	—
Information Technology	57	40,363	—
Materials	21,897	—	—
Utilities	119	2,866	—
Total Common Stocks	$323,611	$237,719	$—

Investment Funds	8,764	—	—
Short-Term Securities	19,967	—	—
Total	$352,342	$237,719	$—

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$563,118

Gross unrealized appreciation	30,430
Gross unrealized depreciation	(3,487)

Net unrealized appreciation	$26,943